Cat Financial Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Customer
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	$ 446	$ 378	$ 326
Unpaid Principal Balance With No Allowance Recorded	443	377	317
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	182	215	158
Unpaid Principal Balance With An Allowance Recorded	177	207	154
Related Allowance	70	54	34
Recorded Investment, Total	628	593	484
Unpaid Principal Balance, Total	620	584	471
Related Allowance, Total	70	54	34
Average Recorded Investment With No Allowance Recorded	421	332	345
Interest Income Recognized With No Allowance Recorded	12	6	12
Average Recorded Investment With An Allowance Recorded	238	188	159
Interest Income Recognized With An Allowance Recorded	6	5	3
Average Recorded Investment, Total	659	520	504
Interest Income Recognized, Total	18	11	15
Finance Receivables | Customer | North America
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	23	28	83
Unpaid Principal Balance With No Allowance Recorded	22	27	80
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	13	25	23
Unpaid Principal Balance With An Allowance Recorded	13	23	20
Related Allowance	4	7	6
Recorded Investment, Total	36	53	106
Unpaid Principal Balance, Total	35	50	100
Related Allowance, Total	4	7	6
Average Recorded Investment With No Allowance Recorded	25	50	91
Interest Income Recognized With No Allowance Recorded	3	3	4
Average Recorded Investment With An Allowance Recorded	18	25	56
Interest Income Recognized With An Allowance Recorded	1	1	2
Average Recorded Investment, Total	43	75	147
Interest Income Recognized, Total	4	4	6
Finance Receivables | Customer | Europe
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	48	45	47
Unpaid Principal Balance With No Allowance Recorded	47	45	46
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	20	28	22
Unpaid Principal Balance With An Allowance Recorded	19	26	21
Related Allowance	7	11	8
Recorded Investment, Total	68	73	69
Unpaid Principal Balance, Total	66	71	67
Related Allowance, Total	7	11	8
Average Recorded Investment With No Allowance Recorded	49	45	11
Interest Income Recognized With No Allowance Recorded	1	1	0
Average Recorded Investment With An Allowance Recorded	22	27	20
Interest Income Recognized With An Allowance Recorded	1	1	0
Average Recorded Investment, Total	71	72	31
Interest Income Recognized, Total	2	2	0
Finance Receivables | Customer | Asia Pacific
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	7	2	4
Unpaid Principal Balance With No Allowance Recorded	7	2	4
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	16	19	9
Unpaid Principal Balance With An Allowance Recorded	16	19	9
Related Allowance	2	4	3
Recorded Investment, Total	23	21	13
Unpaid Principal Balance, Total	23	21	13
Related Allowance, Total	2	4	3
Average Recorded Investment With No Allowance Recorded	4	3	5
Interest Income Recognized With No Allowance Recorded	0	0	0
Average Recorded Investment With An Allowance Recorded	18	15	11
Interest Income Recognized With An Allowance Recorded	1	1	1
Average Recorded Investment, Total	22	18	16
Interest Income Recognized, Total	1	1	1
Finance Receivables | Customer | Mining
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	134	1	8
Unpaid Principal Balance With No Allowance Recorded	134	1	8
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	0	0	0
Unpaid Principal Balance With An Allowance Recorded	0	0	0
Related Allowance	0	0	0
Recorded Investment, Total	134	1	8
Unpaid Principal Balance, Total	134	1	8
Related Allowance, Total	0	0	0
Average Recorded Investment With No Allowance Recorded	61	8	8
Interest Income Recognized With No Allowance Recorded	3	0	1
Average Recorded Investment With An Allowance Recorded	1	0	0
Interest Income Recognized With An Allowance Recorded	0	0	0
Average Recorded Investment, Total	62	8	8
Interest Income Recognized, Total	3	0	1
Finance Receivables | Customer | Latin America
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	11	7	9
Unpaid Principal Balance With No Allowance Recorded	11	7	9
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	23	30	19
Unpaid Principal Balance With An Allowance Recorded	23	30	19
Related Allowance	6	8	4
Recorded Investment, Total	34	37	28
Unpaid Principal Balance, Total	34	37	28
Related Allowance, Total	6	8	4
Average Recorded Investment With No Allowance Recorded	11	6	9
Interest Income Recognized With No Allowance Recorded	0	0	1
Average Recorded Investment With An Allowance Recorded	44	27	11
Interest Income Recognized With An Allowance Recorded	2	2	0
Average Recorded Investment, Total	55	33	20
Interest Income Recognized, Total	2	2	1
Finance Receivables | Customer | Caterpillar Power Finance
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	223	295	175
Unpaid Principal Balance With No Allowance Recorded	222	295	170
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	110	113	85
Unpaid Principal Balance With An Allowance Recorded	106	109	85
Related Allowance	51	24	13
Recorded Investment, Total	333	408	260
Unpaid Principal Balance, Total	328	404	255
Related Allowance, Total	51	24	13
Average Recorded Investment With No Allowance Recorded	271	220	221
Interest Income Recognized With No Allowance Recorded	5	2	6
Average Recorded Investment With An Allowance Recorded	135	94	61
Interest Income Recognized With An Allowance Recorded	1	0	0
Average Recorded Investment, Total	406	314	282
Interest Income Recognized, Total	6	2	6
Finance Receivables | Dealer
Impaired loans and finance leases
Recorded Investment, Total	0	0	0
Average Recorded Investment, Total	$ 0	$ 0	$ 0